Schedule of grant dates and valuation (Details) $ / shares in Units, $ in Thousands	Oct. 02, 2025 USD ($) $ / shares shares
March 2025 Issuance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued | shares	3,000,000
Grant date	Mar. 13, 2025
Share price | $ / shares	$ 0.32
Fair value | $	$ 960,000
October 2025 Issuance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued | shares	2,000,000
Grant date	Oct. 02, 2025
Share price | $ / shares	$ 0.38
Fair value | $	$ 760,000
December 2025 Issuance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued | shares	5,500,000
Grant date	Oct. 02, 2025
Share price | $ / shares	$ 0.38
Fair value | $	$ 2,090,000
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued | shares	10,500,000
Grant date	Oct. 02, 2025
Share price | $ / shares	$ 0.38
Fair value | $	$ 3,990,000